ADVISORY AGREEMENT	12 Months Ended
Dec. 31, 2017
ADVISORY AGREEMENT
ADVISORY AGREEMENT

5.ADVISORY AGREEMENT

The Fund, MLAI and the Trading Advisor have entered into an advisory agreement.  The advisory agreement will continue in effect until December 31, 2020. Thereafter, the advisory agreement will be automatically renewed for successive three-year periods, on the same terms, unless (x) terminated at any time by either the Trading Advisor or the Fund upon 90 days written notice to the other party or (y) terminated upon certain occurrences as provided therein.  Pursuant to the advisory agreement, the Trading Advisor has sole and exclusive authority and responsibility for directing the Fund’s trading, subject to MLAI’s fiduciary responsibility to intervene to overrule or unwind trades if MLAI deems that doing so is necessary or advisable for the protection of the Fund.

The Fund pays monthly management fees to the Trading Advisor based on the month-end Net Asset Value of the Fund (prior to reduction for the management fees being calculated and any accrued performance fees or Sponsor fees).  Prior to September 1, 2017, the management fee rate was (i) 2.0% per year for Class A, Class C, Class D, Class DI, Class I and Class M Units, (ii) 1% per year for Class F and Class F1 Units, and (iii) 1.25% per year for Class G Units. The management fee rate for Class DS was 2% and Class DT was 1.5% when available.

Prior to September 1, 2017: (i) with respect to Class A Units, Class C Units, Class D Units, Class DI Units, Class I Units and Class M Units, the Trading Advisor agreed to share 50% of its management fee with MLAI; (ii) with respect to Class F Units and Class F1 Units, the Trading Advisor agreed to share 30% of its management fee with MLAI; and (iii) with respect to Class G Units, the Trading Advisor agreed to share 36% of its management fee with MLAI. The Trading Advisor agreed to share the management fees with MLAI in order to defray costs in connection with and in consideration of BofA Corp.’s providing certain operational support for the Fund.

Effective September 1, 2017, the management fee rate for Class A, Class C, Class I, Class D, Class M and Class DI Units has been reduced from 2.0% to 0.90%, and the Trading Advisor will no longer share its management fee with the Sponsor.

Effective September 1, 2017, the management fee rate for Class F and Class F1 Units has been reduced from 1.0% to 0.85%, and the Trading Advisor has agreed to share 15% of its management fee with the Sponsor.

Effective September 1, 2017, the management fee rate for Class G Units has been reduced from 1.25% to 0.90%, and the Trading Advisor has agreed to share 20% of its management fee with the Sponsor.

Effective September 1, 2017, the Fund pays an 18% quarterly performance fee to the Trading Advisor with respect to all Classes of Units. The performance fee is calculated based on any increase in the aggregate Net Asset Value of the Classes of Units subject to the same rate of performance fees (each a “Class Group”), taken together, in excess of the Class Group’s highest Net Asset Value as of any previous calendar quarter end after adjustment for subscriptions and the performance fee then paid (“High Water Mark”).  The performance fee is also paid on net redemptions, and the High Water Mark is proportionately reduced.

Prior to September 1, 2017, the Performance Fee rate with respect to all Classes of Units was 20%.